DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Deferred tax asset increase due to increase in provision	$ 0.4
Deferred tax liability increased	0.1
Deferred tax asset liability offset	$ 0.0	$ 0.0